UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.

February 28, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--98.6%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--93.0%
Atlantic City Board of Education,
GO Notes, Refunding (School
Bonds)	5.00	7/15/13	100,000	101,595
Atlantic County,
GO Notes (County Vocational
School Bonds and General Bonds)	2.00	10/1/13	100,000	100,764
Belmar Borough,
GO Notes (BAN, Emergency Note
and Water/Sewer Utility BAN)	1.50	4/26/13	4,343,000	4,347,006
Black Horse Pike Regional School
District Board of Education,
GO Notes, Refunding	4.50	12/1/13	250,000	257,122
Branch Banking and Trust Co.
Municipal Trust (Series 2056)
(New Jersey Economic
Development Authority, School
Facilities Construction
Revenue) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)	0.14	3/7/13	105,000 a,b,c	105,000
Brigantine,
GO Notes (BAN, Special
Emergency Notes and Tax Appeal
Refunding Notes)	1.25	12/19/13	5,340,000	5,361,234
Brigantine,
GO Notes (General Improvement
Bonds and Water-Sewer Utility
Bonds)	2.00	7/15/13	500,000	502,128
Camden County Improvement
Authority, County Guaranteed
LR, Refunding	4.00	9/1/13	100,000	101,687
Camden County Improvement
Authority, County-Guaranteed
Open Space Trust Fund Revenue,
Refunding	2.00	6/1/13	500,000	501,662
Cape May County,
GO Notes (General Improvement
Bonds)	4.75	9/1/13	175,000	178,573
Cherry Hill Township Board of
Education, GO Notes, Refunding
(School Bonds)	5.00	2/15/14	150,000	156,179
Deutsche Bank Spears/Lifers Trust
(Series DBE-511) (Newark
Housing Authority, Marine
Terminal Additional
Rent-Backed Revenue, Refunding
(City of Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and

LOC; Deutsche Bank AG)	0.19	3/7/13	6,195,000 a,b,c	6,195,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-557) (Newark
Housing Authority, Port
Authority-Port Newark Marine
Terminal Additional
Rent-Backed Revenue (City of
Newark Redevelopment
Projects)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.21	3/7/13	5,625,000 a,b,c	5,625,000
East Orange,
GO Notes (BAN, Special
Emergency Notes and Tax Appeal
Refunding Notes)	1.25	9/26/13	8,494,000	8,518,093
Elizabeth,
GO Notes, BAN (Sewer Utility)	1.50	4/12/13	10,575,000	10,583,962
Evesham Township,
GO Notes, Refunding (Golf
Utility Project)	3.50	8/15/13	100,000	101,281
Franklin Lakes Borough Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	8/1/13	100,000	100,965
Franklin Township,
GO Notes, Refunding (General
Improvement Bonds and Open
Space Trust Fund Bonds)	4.00	5/1/13	200,000	201,109
Freehold Township,
GO Notes (General Improvement
Bonds, Open Space Bonds and
Utility Bonds)	4.13	7/15/13	100,000	101,170
Gloucester County,
GO Notes	2.25	3/1/13	251,000	251,000
Gloucester County,
GO Notes (County College Bonds)	2.00	3/1/13	326,000	326,000
Gloucester Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	8/1/13	160,000	160,867
Hamilton Township Board of
Education, GO Notes, Refunding
(School District Bonds)	2.50	8/15/13	100,000	100,820
Irvington Township,
GO Notes (BAN and Tax Appeal
Refunding BAN)	2.00	6/21/13	2,651,800	2,657,272
Jersey City,
GO Notes (General Improvement)	5.00	1/15/14	200,000	207,192
Kearny Board of Education,
GO Notes, GAN	1.25	10/11/13	3,000,000	3,006,370
Little Egg Harbor Municipal
Utilities Authority, Water and
Sewer Revenue, Refunding	2.00	7/1/13	685,000	687,500
Little Egg Harbor Township,
GO Notes, BAN	1.25	2/7/14	6,050,700	6,078,866
Lower Township Municipal Utilities
Authority, Project Note	1.50	9/20/13	5,000,000	5,027,661
Millstone Township Board of
Education, GO Notes (School
District Bonds)	4.50	7/15/13	200,000	202,839

Monroe Township,
GO Notes	1.00	3/1/13	200,000		200,000
Montgomery Township,
GO Notes (General Improvement
Bonds and Sewer Utility Bonds)	2.00	9/1/13	150,000		150,988
New Jersey Building Authority,
State Building Revenue	5.25	12/15/13	400,000		414,374
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC; Wells
Fargo Bank)	0.72	3/7/13	205,000	a	205,000
New Jersey Economic Development
Authority, EDR (ARND, LLC
Project) (LOC; PNC Bank NA)	0.16	3/7/13	1,135,000	a	1,135,000
New Jersey Economic Development
Authority, EDR (Community
Options, Inc. Project) (LOC;
Wells Fargo Bank)	0.21	3/7/13	4,065,000	a	4,065,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.17	3/7/13	5,000,000	a	5,000,000
New Jersey Economic Development
Authority, EDR (Hathaway
Associates, LLC Project) (LOC;
Wells Fargo Bank)	0.26	3/7/13	1,430,000	a	1,430,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wells Fargo Bank)	0.26	3/7/13	1,195,000	a	1,195,000
New Jersey Economic Development
Authority, EDR (Maroukian
Realty, LLC Project) (LOC; TD
Bank)	0.21	3/7/13	920,000	a	920,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.26	3/7/13	1,730,000	a	1,730,000
New Jersey Economic Development
Authority, EDR (RCC
Properties, LLC Project) (LOC;
Wells Fargo Bank)	0.26	3/7/13	755,000	a	755,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus LLC Project) (LOC; TD
Bank)	0.21	3/7/13	1,480,000	a	1,480,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
NA)	0.17	3/7/13	1,335,000	a	1,335,000
New Jersey Economic Development
Authority, EDR (The Challenge
Printing Company, Inc.
Project) (LOC; Wells Fargo
Bank)	0.26	3/7/13	825,000	a	825,000
New Jersey Economic Development
Authority, EDR, Refunding

(Phoenix Realty Partners
Project) (LOC: Wells Fargo
Bank)	0.16	3/7/13	2,500,000	a	2,500,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.26	3/7/13	1,030,000	a	1,030,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National
Bank of Canada)	0.25	3/7/13	4,380,000	a	4,380,000
New Jersey Economic Development
Authority, IDR (Penwell
Holdings LLC Project) (LOC; TD
Bank)	0.21	3/7/13	1,120,000	a	1,120,000
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.13	3/1/13	24,400,000	a	24,400,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of
America)	0.17	3/7/13	5,525,000	a	5,525,000
New Jersey Economic Development
Authority, Revenue (Cascade
Corporation - Courthouse
Convalescent and
Rehabilitation Center and
Eastern Shore Nursing and
Rehabilitation Center
Projects) (LOC; Bank of
America)	0.17	3/7/13	4,210,000	a	4,210,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.21	3/7/13	2,265,000	a	2,265,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wells Fargo
Bank)	0.21	3/7/13	1,595,000	a	1,595,000
New Jersey Economic Development
Authority, Revenue (ESARC,
Inc.) (Liquidity Facility; TD
Bank)	0.21	3/7/13	2,200,000	a	2,200,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank NA)	0.17	3/7/13	1,350,000	a	1,350,000
New Jersey Economic Development
Authority, Revenue (Joseph H.
Moreng, Jr. and James Moreng
Leasing Partnership) (LOC;

Wells Fargo Bank)	0.21	3/1/13	140,000	a	140,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo
Bank)	0.26	3/7/13	1,920,000	a	1,920,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.26	3/7/13	2,845,000	a	2,845,000
New Jersey Economic Development
Authority, Revenue (Parke
Place Associates, LLC Project)
(LOC; TD Bank)	0.21	3/7/13	5,310,000	a	5,310,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC; TD
Bank)	0.21	3/7/13	320,000	a	320,000
New Jersey Economic Development
Authority, Revenue (Visiting
Nurse Association Home Care,
Inc. Project) (LOC; Wells
Fargo Bank)	0.16	3/7/13	3,685,000	a	3,685,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC; Wells
Fargo Bank)	0.21	3/7/13	915,000	a	915,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Station Plaza Park and Ride,
L.P. Project) (LOC; Wells
Fargo Bank)	0.26	3/7/13	825,000	a	825,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	12/15/13	425,000		439,374
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (P-FLOATS
Series MT-831) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.31	3/7/13	7,735,000 a,b,c		7,735,000
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)
(Liquidity Facility; U.S. Bank
NA)	0.12	3/7/13	2,200,000	a	2,200,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.14	3/7/13	10,000,000	a	10,000,000
New Jersey Economic Development
Authority, Thermal Energy
Facilities Revenue (Marina
Energy LLC Project) (LOC;
JPMorgan Chase Bank)	0.14	3/7/13	5,470,000	a	5,470,000
New Jersey Economic Development

Authority, Transportation
Project Sublease Revenue,
Refunding (New Jersey Transit
Corporation Light Rail Transit
System Project)	5.00	5/1/13	100,000		100,718
New Jersey Educational Facilities
Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.18	3/7/13	21,790,000	a	21,790,000
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds	2.00	9/1/13	730,000		734,652
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.21	3/7/13	2,200,000	a	2,200,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	0.90	5/1/13	1,000,000		1,000,000
New Jersey Housing and Mortgage
Finance Agency, Single Family
Home Mortgage Revenue	1.25	10/1/13	100,000		100,291
New Jersey Transportation Trust
Fund Authority, Transportation
System Revenue	5.25	12/15/13	215,000		222,743
North Brunswick Township Board of
Education, GO Notes, Refunding
(School Bonds)	3.00	7/15/13	150,000		151,291
Northfield Board of Education,
GO Notes, Refunding (School
Bonds)	5.00	9/1/13	225,000		229,886
Ocean County,
GO Notes (General Improvement
Bonds)	4.25	8/1/13	100,000		101,489
Ocean County,
GO Notes, Refunding (General
Improvement Bonds)	3.00	8/1/13	225,000		227,172
Ocean Township Board of Education,
GO Notes (School Bonds)	3.88	1/15/14	200,000		205,222
Old Bridge Township,
GO Notes, Refunding	1.50	7/1/13	410,000		411,091
Orange Township,
GO Notes, Refunding	4.00	12/1/13	300,000		307,488
Passaic County Utilities
Authority, SWDR, Refunding	1.50	3/1/13	195,000		195,000
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	6,929,000		6,933,530
Pitman Borough Board of Education,
GO Notes (School Bonds)	2.00	3/1/13	100,000		100,000
Pitman Borough Board of Education,
GO Notes, Refunding (School
Bonds)	4.00	4/1/13	100,000		100,281
Port Authority of New York and New
Jersey (Consolidated Bonds,

152nd Series) (JPMorgan Chase
PUTTERS, Series 2945)
(Liquidity Facility; JPMorgan
Chase Bank)	0.16	3/7/13	1,660,000 a,b,c		1,660,000
Port Authority of New York and New
Jersey, Equipment Notes	0.16	3/7/13	5,800,000	a	5,800,000
Port Authority of New York and New
Jersey, Equipment Notes	0.24	3/7/13	1,615,000	a	1,615,000
Ridgefield Park Village,
GO Notes, BAN	1.50	4/19/13	1,000,000		1,000,918
River Vale Township,
GO Notes, BAN	1.25	8/15/13	100,000		100,316
Salem County,
GO Notes (County College Bonds)	2.00	3/15/13	100,000		100,042
Sea Isle City,
GO Notes (General Improvement
Bonds and Water/Sewer Utility
Bonds)	3.00	11/15/13	200,000		203,283
South Brunswick Township,
GO Notes (General Improvement
Bonds, Open Space Bonds and
Water-Sewer Utility Bonds)	3.00	11/15/13	385,000		391,271
Union County,
GO Notes (County College
Bonds, County
Vocational-Technical Bonds and
General Improvement Bonds)	4.13	3/1/13	56,000		56,000
Union County Improvement
Authority, Revenue, Refunding
(Correctional Facility Project)	2.00	6/15/13	335,000		336,176
West Orange Township,
GO Notes (General Improvement
Bonds and Tax Appeal Refunding
Bonds)	2.00	5/1/13	100,000		100,219
Westampton Township Board of
Education, GO Notes, Refunding	2.50	3/1/13	100,000		100,000
Woodbridge Township Board of
Education, GO Notes (School
Bonds)	2.00	7/15/13	630,000		633,073

U.S. Related--5.6%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.21	3/7/13	13,400,000	a	13,400,000

Total Investments (cost $235,672,805)			98.6%		235,672,805
Cash and Receivables (Net)			1.4%		3,452,283
Net Assets			100.0%		239,125,088

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities amounted to $21,320,000 or 8.9% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	235,672,805
Level 3 - Significant Unobservable Inputs	-
Total	235,672,805

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)